INVESTMENTS IN JOINT VENTURES AND ASSOCIATES	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

9.      INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

(a)      Investments in joint ventures

Movements in investments in joint ventures are as follows:

	2017	2018
As at January 1	6,240,200	6,007,624
Capital injections	201,864	90,000
A joint venture changed into a subsidiary (note 38 (k))	(315,706)	(2,048,780)
A subsidiary changed into a joint venture	11,980	—
Share of profits and losses for the year	8,151	(199,452)
Share of changes in reserves	(6,105)	(2,837)
Cash dividends declared	(132,760)	(236,253)
Impairment	—	(216,953)

As at December 31	6,007,624	3,393,349

As at December 31, 2018, all joint ventures of the Group were unlisted.

No joint venture was individually material to the Group.

The following table illustrates the aggregate financial information of the Group’s joint ventures that are not individually material:

	2017	2018
Share of the joint ventures’ profits and losses for the year	8,151	(199,452)
Share of the joint ventures’ total comprehensive income	8,151	(199,452)

Aggregate carrying amount of the Group’s investments in joint ventures	6,007,624	3,393,349

As at December 31, 2018, there were no proportionate interests of the Group in the joint ventures’ capital commitments (December 31, 2017: Nil).

There were no material contingent liabilities relating to the Group’s interests in the joint ventures and the joint ventures themselves.

(b)      Investments in associates

Movements in investments in associates are as follows:

	2017	2018
As at January 1	5,926,533	6,935,030
Capital injections	857,317	315,300
Deemed disposal of a subsidiary	100,092	—
A subsidiary changed into an associate	240,258	—
Associates changed into subsidiaries	—	(862,214)
Disposal	—	(32,720)
Share of profits and losses for the year	(165,249)	39,335
Cash dividends declared	(26,330)	(36,157)
Share of changes in reserves	2,409	4,888

As at December 31	6,935,030	6,363,462

As at December 31, 2018, all associates of the Group were unlisted.

No associate was individually material to the Group.

As at December 31, 2018, the Group has pledged investment in an associate amounting to RMB536 million (31 December 2017: nil) for bank and other borrowings as set out in note 24 to the financial statements.

The following table illustrates the aggregate financial information of the Group’s associates that are not individually material:

	2017	2018
Share of the associates’ profits and losses	(165,249)	39,335
Share of the associates’ total comprehensive income	(165,249)	39,335

Aggregate carrying amount of the Group’s investments in the associates	6,935,030	6,363,462

There were no material contingent liabilities relating to the Group’s interests in the associates and the associates themselves.